Mar. 01, 2021
1290 FUNDS® 1290 Multi-Alternative Strategies Fund SUPPLEMENT DATED JUNE 1, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2021 This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated March 1, 2021 of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus and Prospectus, free of charge, by calling 1‑888‑310‑0416 or by sending an e‑mail request to 1290Funds@dfinsolutions.com, or you can view, print, and download a copy of these documents at 1290 Funds’ website at www.1290Funds.com. Effective June 1, 2021, the following changes are being made to the Fund’s Summary Prospectus and Prospectus: In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following disclosure is added to the end of the first paragraph: In considering the weightings to be allocated to each alternative asset category and strategy, the Adviser may consider, among other things, momentum factors to determine the relative attractiveness of each asset category and strategy. Momentum is the tendency of investments to exhibit persistence in their performance. When momentum deteriorates, the Adviser may reduce the Fund’s exposure to a particular asset category or strategy. In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following: The alternative asset categories and strategies of the Underlying ETFs in which the Fund currently may invest are as follows: Commodities Long/Short Equity Convertible Securities Managed Futures Event Driven Real Return Global Real Estate The percentage of the Fund’s assets exposed to an asset category or strategy will vary from time to time, and the Fund may not invest in all of the alternative asset categories or strategies listed. In addition, the Adviser may allocate the Fund’s assets to additional alternative asset categories and strategies in the future.